Properties. Plant and Equipment (Details 3) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount of recognized assets cost	$ 99,261	$ 146,154
Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount of recognized assets cost	95,826	141,075
Motor Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount of recognized assets cost	35	33
Office Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount of recognized assets cost	2,661	3,202
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount of recognized assets cost	$ 739	$ 1,844